Schedule of Change in Balance Sheet Position of Product-related Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Liability Contingency [Line Items]
Reserve at beginning of the year	$ 33.0	$ 39.2	$ 30.6
Change in reserve	19.3	14.8	25.4
Cash payments	(22.7)	(21.2)	(17.0)
Translation difference	0.3	0.2	0.2
Reserve at end of the year	$ 29.9	$ 33.0	$ 39.2